Other Balance Sheet Components - Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Balance Sheet Components
Deferred transaction costs		$ 1,926
Advance rent and prepaids	$ 83	749
Deposits		250
Total other noncurrent assets	$ 83	$ 2,925